Net financial income and expense - Additional Information (Details) - EUR (€) € in Thousands		12 Months Ended
	Sep. 08, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net financial income and expense
Change in fair value of derivative liabilities and convertible bonds		€ (1,330)	€ 637	€ (1,856)
Financial indemnities				1,695
Net financial income related to the repayment of penalties by Negma	€ 1,000		990	20
Convertible notes to NEGMA
Net financial income and expense
Change in fair value of derivative liabilities and convertible bonds				1,306
Damages claimed, monetary				1,500
Expenses and legal cost for damage claim				100	€ 8
Late payment interest				87
Financial indemnities				1,695
Convertible Notes to Atlas
Net financial income and expense
Change in fair value of derivative liabilities and convertible bonds		€ (1,342)	(675)	(3,017)
Derivative liabilities
Net financial income and expense
Change in fair value of derivative liabilities and convertible bonds			€ 1,312	€ (150)